Unaudited Interim Condensed Consolidated Statements of Profit or Loss - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 18,207,186	$ 17,566,844
Cost of sales	(15,252,223)	(14,327,094)
Gross profit	2,954,963	3,239,750
Stock-based compensation expenses	(149,595)	(172,655)
(Provision for) Recovery of withholding tax receivable	(40,984)	32,980
Provision for expected credit loss on trade and other receivables	(15,986)	(184,180)
Impairment loss on goodwill		(30,467)
Research and Development expenses	(522,503)	(106,835)
Selling, general and administrative expenses	(4,706,656)	(4,860,455)
Operating loss from continuing operations	(2,480,761)	(2,081,862)
Other income, net	70,548	50,881
Foreign exchange losses, net	(19,066)	(49,041)
Finance income, net	250,334	179,927
Loss before income tax from continuing operations	(2,178,945)	(1,900,095)
Provision for income tax (expense) benefit	(48,177)	22,949
Net loss for the period from continuing operations	(2,227,122)	(1,877,146)
Discontinued operations:
Net gain for the period from discontinued operations		38,719
Net loss for the period	(2,227,122)	(1,838,427)
Less: net profit attributable to non-controlling interests	8,955	9,167
Net loss attributable to equity holders of the Company	$ (2,236,077)	$ (1,847,594)
Loss per share
Basic loss attributable to the equity holders of the Company (in Dollars per share)	$ (0.11)	$ (0.18)
Diluted loss attributable to the equity holders of the Company (in Dollars per share)	(0.11)	(0.18)
Loss per share from continuing operations
Basic loss attributable to the equity holders of the Company (in Dollars per share)	(0.11)	(0.19)
Diluted loss attributable to the equity holders of the Company (in Dollars per share)	$ (0.11)	$ (0.19)
Weighted average number of shares used in computation:
Basic (in Shares)	19,996,747	9,991,600
Diluted (in Shares)	19,996,747	9,991,600